Income Taxes (Details) - Schedule of attributed continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of attributed continuing operations [Abstract]
Current income tax		$ 218,949	$ 709,027
Deferred income tax	(89,000)		296,163
Total income tax expense	$ (89,000)	$ 218,949	$ 1,005,190